UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F-HR

                               FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: DECEMBER 31, 2010

Check here if Amendment [ ]; Amendment Number:
            This Amendment (Check only one.): [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       LUMINUS MANAGEMENT, LLC
Address:    1700 BROADWAY
            38TH FLOOR
            NEW YORK, NEW YORK 10019

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       PAUL SEGAL
Title:      PRESIDENT
Phone:      212-615-3450

Signature, Place, and Date of Signing:

PAUL SEGAL                      NEW YORK, NY                FEBRUARY 10, 2011
----------                      ------------                -----------------
[Signature]                     [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                                -----------
Form 13F Information Table Entry Total:         47
                                                -----------
Form 13F Information Table Value Total:         $1,003,741
                                                -----------
                                                (thousands)

List of Other Included Managers:                NONE

COLUMN 1                       COLUMN 2    COLUMN 3    COLUMN 4  COLUMN 5               COLUMN 6    COLUMN 7  COLUMN 8
--------                       --------    --------    --------  --------               --------    --------  --------
                               TITLE                             SHRS
                               OF                       VALUE    OR PRN      SH/  PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                 CLASS       CUSIP       (X1000)   AMOUNT      PRN  CALL  DISCRETION  MANAGERS  SOLE       SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ALPHA NATURAL RESOURCES INC    COM           02076X102    2,958      49,280   SH            SOLE             49,280     0     0
AMERICAN ELEC PWR INC          COM           025537101    6,448     179,200   SH            SOLE            179,200     0     0
AMERICAN WTR WKS CO INC NEW    COM           030420103   57,646   2,279,412   SH            SOLE          2,279,412     0     0
ARCH COAL INC                  COM           039380100   19,739     563,000   SH            SOLE            563,000     0     0
AVISTA CORP                    COM           05379B107   22,304     990,405   SH            SOLE            990,405     0     0
CALPINE CORP                   COM NEW       131347304  144,994  10,869,088   SH            SOLE         10,869,088     0     0
CANADIAN SOLAR INC             COM           136635109    5,042     406,935   SH            SOLE            406,935     0     0
CENTERPOINT ENERGY INC         COM           15189T107   37,084   2,359,058   SH            SOLE          2,359,058     0     0
CHENIERE ENERGY INC            COM NEW       16411R208    1,104     200,000   SH            SOLE            200,000     0     0
CMS ENERGY CORP                COM           125896100    2,884     155,062   SH            SOLE            155,062     0     0
CONSOL ENERGY INC              COM           20854P109    6,970     143,000   SH            SOLE            143,000     0     0
CONSTELLATION ENERGY GROUP I   COM           210371100    4,748     155,000   SH            SOLE            155,000     0     0
COVANTA HLDG CORP              COM           22282E102      622      36,190   SH            SOLE             36,190     0     0
DAQO NEW ENERGY CORP           SPONSORED ADR 23703Q104      818      80,474   SH            SOLE             80,474     0     0
DTE ENERGY CO                  COM           233331107   24,563     542,000   SH            SOLE            542,000     0     0
DUKE ENERGY CORP NEW           COM           26441C105   18,790   1,055,000   SH            SOLE          1,055,000     0     0
ELSTER GROUP SE                SPONSORED ADR 290348101    4,661     274,985   SH            SOLE            274,985     0     0
ENTERGY CORP NEW               COM           29364G103   28,828     407,000   SH            SOLE            407,000     0     0
GENON ENERGY INC               COM           37244E107    3,879   1,018,139   SH            SOLE          1,018,139     0     0
GREAT PLAINS ENERGY INC        COM           391164100   17,180     886,000   SH            SOLE            886,000     0     0
ITRON INC                      COM           465741106    7,328     132,154   SH            SOLE            132,154     0     0
JINKOSOLAR HLDG CO LTD         SPONSORED ADR 47759T100    1,174      58,350   SH            SOLE             58,350     0     0
LYONDELLBASELL INDUSTRIES N    SHS - A -     N53745100   12,046     350,183   SH            SOLE            350,183     0     0
MASTEC INC                     COM           576323109      518      35,509   SH            SOLE             35,509     0     0
NATIONAL GRID PLC              SPON ADR NEW  636274300   15,693     353,601   SH            SOLE            353,601     0     0
NEXTERA ENERGY INC             COM           65339F101   25,623     492,836   SH            SOLE            492,836     0     0
NISOURCE INC                   COM           65473P105   18,122   1,028,477   SH            SOLE          1,028,477     0     0
NV ENERGY INC                  COM           67073Y106   16,084   1,144,799   SH            SOLE          1,144,799     0     0
ORMAT TECHNOLOGIES INC         COM           686688102    3,231     109,235   SH            SOLE            109,235     0     0
PG&E CORP                      COM           69331C108   57,251   1,196,728   SH            SOLE          1,196,728     0     0
PORTLAND GEN ELEC CO           COM NEW       736508847   23,054   1,062,400   SH            SOLE          1,062,400     0     0
POWER ONE INC NEW              COM           73930R102      959      94,000   SH            SOLE             94,000     0     0
PPL CORP                       COM           69351T106   44,135   1,676,854   SH            SOLE          1,676,854     0     0
PROGRESS ENERGY INC            COM           743263105   14,430     331,881   SH            SOLE            331,881     0     0
PUBLIC SVC ENTERPRISE GROUP    COM           744573106    5,408     170,000   SH            SOLE            170,000     0     0
RENESOLA LTD                   SPONS ADS     75971T103   16,679   1,908,331   SH            SOLE          1,908,331     0     0
SEMPRA ENERGY                  COM           816851109   33,587     640,000   SH            SOLE            640,000     0     0
SOLARFUN POWER HOLDINGS CO L   SPONSORED ADR 83415U108    9,387   1,148,974   SH            SOLE          1,148,974     0     0
SOUTHERN CO                    COM           842587107   22,938     600,000   SH            SOLE            600,000     0     0
SPDR S&P 500 ETF TR            PUT           78462F103   76,079     605,000        PUT      SOLE            605,000     0     0
SUNPOWER CORP                  COM CL B      867652307      698      56,180   SH            SOLE             56,180     0     0
TECO ENERGY INC                COM           872375100   22,019   1,237,024   SH            SOLE          1,237,024     0     0
TRANSALTA CORP                 COM           89346D107  105,692   4,983,140   SH            SOLE          4,983,140     0     0
UNISOURCE ENERGY CORP          COM           909205106   19,021     530,730   SH            SOLE            530,730     0     0
WALTER ENERGY INC              COM           93317Q105    9,353      73,165   SH            SOLE             73,165     0     0
WESTLAKE CHEM CORP             COM           960413102    4,650     106,959   SH            SOLE            106,959     0     0
XCEL ENERGY INC                COM           98389B100   27,321   1,160,132   SH            SOLE          1,160,132     0     0


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                                                      1,003,741
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